Significant Transactions - Additional information (Detail) $ in Millions, $ in Millions		3 Months Ended				12 Months Ended
	Nov. 08, 2019 USD ($)	Oct. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Jan. 31, 2019 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Sep. 09, 2019 CAD ($)	Sep. 01, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, goodwill						$ 248	$ 135
First Caribbean International Bank Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests sold	66.73%
Consideration receivable, gross	$ 797
Cash consideration	$ 200
Ownership interest in subsidiary percentage	24.90%
Impairment loss recognised in profit or loss, goodwill		$ 220	$ 28	$ 135		$ 220	$ 28
Air Canada New Loyalty Program [member]
Disclosure of detailed information about business combination [line items]
Cash contribution					$ 200
Additional cash payment					$ 92
New loyalty program term					10 years
Cleary Gull [Member]
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets								$ 16
Lowenhaupt Global Advisors [Member]
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets									$ 14